Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,561,000
Previously Paid Amount	0.00
Total Fee Amount	238.99
Total Offset Amount	0.00
Net Fee	238.99
Narrative - Max Aggregate Offering Price	$ 1,561,000
Final Prospectus	true